Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 21 — QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table provides a summary of the Company’s quarterly operating results for the years ended December 31, 2016 and 2015 (in thousands):

	2016 Quarters
	1st	2nd	3rd	4th

Net operating revenues	$549,551	$529,737	$543,939	$515,240

Net income (loss)	$(4,687)	$(243,966)	$(6,452)	$(90,092)
Less: Net income (loss) attributable to noncontrolling interests	315	1,095	507	574
Net income (loss) attributable to Quorum Health Corporation	$(5,002)	$(245,061)	$(6,959)	$(90,666)

Earnings (loss) per share attributable to Quorum Health Corporation stockholders:
Basic and diluted	$(0.18)	$(8.63)	$(0.24)	$(3.19)
Weighted-average common shares outstanding:
Basic and diluted	28,412,054	28,412,720	28,413,532	28,416,801

	2015 Quarters
	1st	2nd	3rd	4th

Net operating revenues	$547,617	$538,352	$543,143	$558,226

Net income (loss)	$5,824	$2,205	$(4,075)	$781
Less: Net income (loss) attributable to noncontrolling interests	(375)	775	1,638	1,360
Net income (loss) attributable to Quorum Health Corporation	$6,199	$1,430	$(5,713)	$(579)

Earnings (loss) per share attributable to Quorum Health Corporation stockholders:
Basic and diluted	$0.22	$0.05	$(0.20)	$(0.02)
Weighted-average common shares outstanding:
Basic and diluted	28,412,054	28,412,054	28,412,054	28,412,054

Net income (loss) for the second and fourth quarters in the year ended December 31, 2016 included the impact of impairment recorded for long-lived assets and goodwill.  See Note 3 — Impairment of Long-lived Assets and Goodwill.

Net income (loss) for the fourth quarter of 2016 additionally includes the impact of the change in estimate for collectability of patient accounts receivable.  See Note 2 — Basis of Presentation and Significant Accounting Policies — Revenues and Accounts Receivable.